Subsequent Event - Additional Information (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended
	Feb. 28, 2013	Feb. 19, 2013	Dec. 30, 2012	Feb. 19, 2013 Silicon Valley Bank [Member]	Feb. 19, 2013 Libor Rate [Member]	Feb. 19, 2013 Minimum [Member]	Feb. 19, 2013 Minimum [Member] Silicon Valley Bank [Member]	Feb. 19, 2013 Maximum [Member]	Feb. 19, 2013 Maximum [Member] Silicon Valley Bank [Member]
Subsequent Event [Line Items]
Current borrowing capacity			$ 15.0						$ 15.0
Minimum adjusted quick ratio		1.0
Interest rate basis point	Interest, depending on the Company's Asset-Based Threshold, as defined, varies from SVB's prime rate plus 75 basis points (or LIBOR plus 325 basis points) to SVB's prime rate plus 175 basis points.
Minimum EBITDA						(9.0)		0
Percentage of eligible accounts receivable as borrowing base				80.00%
Maximum borrowing capacity				20.0
Percentage of eligible inventory may included in borrowing base				25.00%
SVB and LIBOR floors rate				4.00%	1.50%
Minimum cash balance held with SVB							$ 8.0		$ 10.0
Basis points added to reference rate					3.25%		0.75%		1.75%